THE ADVISORS' INNER CIRCLE FUND

                          WHG INCOME OPPORTUNITY FUND
                               WHG BALANCED FUND
                 (EACH A "FUND" AND, TOGETHER, THE "FUNDS")

                         SUPPLEMENT DATED APRIL 6, 2011
                                     TO THE
              INSTITUTIONAL SHARES PROSPECTUS DATED MARCH 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE FUNDS' INSTITUTIONAL SHARES PROSPECTUS DATED MARCH 1, 2011 ("THE PROSPECTUS") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

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THIS PROSPECTUS SUPPLEMENT CORRECTS A SENTENCE IN THE DESCRIPTION OF EACH FUND'S
PRINCIPAL INVESTMENT STRATEGIES. IN THE "PRINCIPAL INVESTMENT STRATEGIES" SECTION OF THE PROSPECTUS FOR EACH FUND, THE FOLLOWING SENTENCE REPLACES (I) FOR THE WHG INCOME OPPORTUNITY FUND, THE LAST SENTENCE OF THE FIRST PARAGRAPH ON PAGE 28 AND (II) FOR THE WHG BALANCED FUND, THE LAST SENTENCE OF THE PARAGRAPH AT THE TOP OF PAGE 37:

The Adviser expects that the Fund's investments in foreign companies will normally represent less than 25% of the Fund's assets.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 WHG-SK-021-0100